Leases - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Lessee, Lease, Description [Line Items]
Operating lease renewal term	10 years
Weighted average remaining lease term	11 years	9 years
Weighted average discount rate	3.30%	4.40%
Impairment charge	$ 28,436	$ 14,785
Sublease Income	$ 1,389
Minimum
Lessee, Lease, Description [Line Items]
Remaining lease term	1 year
Maximum
Lessee, Lease, Description [Line Items]
Remaining lease term	15 years